Derviative Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Derviative Financial Liabilities [Abstract]
Schedule of Estimating the Fair Value of the Earnout Shares	The following table summarizes the assumptions used in estimating the fair value of the Earnout Shares as of the end of each relevant period / year:
	June 30, 2024	December 31, 2023
Stock price (USD)	14.00	12.88
Expected volatility (%)	25.0%	25.0%
Risk free rate (%)	4.45%	3.91%
Expected term (in years)	3.71	4.21
Expected dividends (%)	0.29%	0.31%

Schedule of Illustrates the Movement on the Earnout Shares	The table below illustrates the movement on the Earnout Shares during the period / year:
	June 30, 2024	December 31, 2023
	USD ’000	USD ’000

Fair value of Earnout Shares at the beginning of the period / year	17,290	13,800
Change in fair value	3,228	20,970
Transfer of the vested Earnout Shares to equity	(15,088)	(17,480)
Fair value of Earnout Shares at the end of period / year	5,430	17,290